Interests in Joint Operations - Summary of Assets Held in Joint Operations (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of significant joint operations [line items]
Current assets	$ 23,351	$ 28,664
Non-current assets	77,945	66,502	$ 82,234
Total assets	101,296	95,166	$ 108,927
Joint operations [member]
Disclosure of significant joint operations [line items]
Current assets	1,561	1,928
Non-current assets	26,370	26,256
Total assets	$ 27,931	$ 28,184